Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000233574 [Member] | SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233574 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233574 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233574 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233574 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000233574 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233574 [Member] | Rheinmetall A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233574 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233574 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233574 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000233574 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000233574 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000233574 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000233574 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000233574 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000233574 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233574 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000233574 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000233574 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000233574 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000233948 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233948 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233948 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233948 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000233948 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233948 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000233948 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233948 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233948 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000233948 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233948 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000233948 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000233948 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233948 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000233948 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237806 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000237806 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237806 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237806 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237806 [Member] | Natural Grocers by Vitamin Cottage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237806 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237806 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237806 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237806 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237806 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237806 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237806 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237806 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237806 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000237806 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237806 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000237806 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237806 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237806 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237806 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000237806 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000237806 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240275 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240275 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000240275 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000240275 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000240275 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240275 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240275 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240275 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240275 [Member] | Direxion Daily FTSE China Bull 3X Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240275 [Member] | KraneShares CSI China Internet ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240275 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000240275 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000240275 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000240275 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240275 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000240275 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240275 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247342 [Member] | Garmin Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247342 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247342 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247342 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247342 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247342 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247342 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247342 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247342 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247342 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247342 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000247342 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247342 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000247342 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247342 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247342 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247342 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000247342 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247342 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000247342 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000247342 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247342 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000247342 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%